Restructuring (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring
Schedule of Restructuring Expenses

€ millions	2024	2023	2022
Employee-related restructuring expenses	-3,143	-222	-85
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-2	8	-52
 Restructuring expenses	-3,144	-215	-138

Schedule of Restructuring Expenses by Functional Area

€ millions	2024	2023	2022
Cost of cloud	-95	7	20
Cost of software licenses and support	-85	-8	-9
Cost of services	-566	-31	-70
Research and development	-1,197	-42	-16
Sales and marketing	-1,043	-121	-58
General and administration	-158	-19	-4
 Restructuring expenses	-3,144	-215	-138

Schedule of net cash outflows from restructuring

€ millions	2024
Utilizations	1,061
Net cash flows time account	1,325
Cash-outflows of share-based payments related to restructuring	171
Employees taxes payable	-70
Net cash flows	2,487

Restructuring Provisions
Restructuring
Schedule of Restructuring Provisions

€ millions	Restructuring Provision
1/1/2024	37
Additions	3,144
Utilizations	-1,061
Transfer to other employee-related obligations	-1,310
Transfer to share-based compensation liability	-123
Currency effects	-6
12/31/2024	681